Assets Held for Sale (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Assets Held for Sale [Abstract]
Gain (loss) on asset held for sale	$ 73	$ (3,633)	$ (2,850)	$ 1,385	$ 207,706	$ (1,644,650)
Gain loss on vehicles held for sale.					40,293	1,737,794
Impairment amount					$ 167,413	$ 93,144